(Loss) earnings per share	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
(Loss) earnings per share

13.	(Loss) earnings per share

	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Net (loss) income attributable to shareholders	$(2,521)	$1,080	$(1,540)	$114
Weighted average number of common shares for basic EPS(1)	293,529,403	288,835,707	292,593,795	288,317,270
Effect of dilutive stock options, warrants, restricted share units (“RSU”) and share awards	—	2,126,123	—	2,478,001
Weighted average number of common shares for diluted EPS(1)	293,529,403	290,961,830	292,593,795	290,795,271
(1)	The weighted average number of common shares for basic and diluted EPS include 12.1 million of vested, but unissued, gross common shares relating to share-based compensation.

For the six months ended February 28, 2025, the weighted average number of common shares for diluted EPS excluded 1.2 million share awards, 17.0 million stock options, 4.7 million RSUs, and 36.2 million warrants that were anti-dilutive for the period (February 29, 2024 – 10.5 million stock options and 36.2 million warrants).